UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2012

Date of reporting period: JUNE 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (48.35%)
Bank Debt (34.89%) (1)
Aerospace Product and Parts Manufacturing (0.25%)
Hawker Beechcraft, Inc., DIP Term Loan, LIBOR + 8%, 1.75% LIBOR Floor, due 12/15/12	$235,795	$239,076	0.07%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (2)	$334,068	196,265	0.06%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14 (2)	$623,989	353,073	0.12%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$19,867	11,242	-
Total Aerospace Product and Parts Manufacturing		560,580

Alumina and Aluminum Production and Processing (5.84%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (3), (4)	$27,385,407	13,144,995	4.31%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (3), (4)	$530,175	530,175	0.17%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (3), (4)	$33,412	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (3), (4)	$4,148,732	4,148,732	1.36%
Total Alumina and Aluminum Production and Processing		17,823,902

Business Support Services (3.74%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$11,367,260	11,401,362	3.74%

Communications Equipment Manufacturing (2.67%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (3)	$8,845,152	8,128,695	2.67%

Electronic Shopping and Mail-Order Houses (1.50%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$4,574,389	4,562,953	1.50%

General Freight Trucking (0.47%)
YRCW Receivables, LLC Senior Secured 1st Lien Term Loan B, LIBOR + 9.75%, 1.5% LIBOR Floor, due 9/30/14	$1,478,897	1,427,136	0.47%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.70%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$127,058	126,423	0.04%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$2,017,202	2,007,115	0.66%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		2,133,538

Motion Picture and Video Industries (2.86%)
CKX Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$5,576,526	4,600,634	1.51%
CKX Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$4,461,220	4,104,323	1.35%
Total Motion Picture and Video Industries		8,704,957

Offices of Real Estate Agents and Brokers (0.17%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$509,084	523,720	0.17%

Other Financial Investment Activities (1.26%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$13,038,891	3,830,174	1.26%

Plastics Product Manufacturing (5.09%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13 (3), (4)	$11,073,070	6,267,358	2.06%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (3), (4)	$8,918,594	8,918,594	2.93%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 4/23/14 (3), (4)	$305,077	305,077	0.10%
Total Plastics Product Manufacturing		15,491,029

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (continued)
Radio and Television Broadcasting (1.08%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	$3,598,453	$3,290,785	1.08%

Scheduled Air Transportation (1.86%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (3)	$2,454,075	2,785,375	0.91%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (3)	$2,529,548	2,898,862	0.95%
Total Scheduled Air Transportation		5,684,237

Semiconductor and Other Electronic Component Manufacturing (4.98%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$13,667,282	13,667,282	4.47%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$1,549,713	1,549,713	0.51%
Total Semiconductor and Other Electronic Component Manufacturing		15,216,995

Wired Telecommunications Carriers (2.42%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (5)	€119,585	94,674	0.03%
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, EURIBOR + 8.9%, due 8/18/12 - (Canada) (5)	€2,048,672	2,489,703	0.82%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	$2,551,411	2,462,112	0.81%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (5)	€1,477,562	1,122,977	0.37%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (2), (5)	€3,129,744	1,189,334	0.39%
Total Wired Telecommunications Carriers		7,358,800

Total Bank Debt (Cost $126,921,397)		106,377,939

Other Corporate Debt Securities (13.46%)
Aerospace Product and Parts Manufacturing (0.13%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$1,564,000	258,060	0.08%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$889,000	146,685	0.05%
Total Aerospace Product and Parts Manufacturing		404,745

Communications Equipment Manufacturing (1.31%)
Dialogic, Inc., Convertible Notes ($0.87 Conversion Price), 1%, due 8/15/12 (3), (6)	$409,666	333,878	0.11%
Dialogic, Inc., Convertible Notes ($1 Conversion Price), 1%, due 8/15/12 (3), (6)	$4,491,516	3,660,585	1.20%
Total Communications Equipment Manufacturing		3,994,463

Gaming Industries (2.07%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$9,210,000	6,308,850	2.07%

Home Furnishings Stores (0.06%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$2,782,000	180,830	0.06%

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments
Debt Investments (continued)
Metal and Mineral (except Petroleum) Merchant Wholesalers (2.58%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$7,868,000	$7,868,315	2.58%

Oil and Gas Extraction (1.86%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (3), (6)	$5,320,000	5,665,800	1.86%

Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09 (2), (6)	$6,973,000	97,622	0.03%

Radio and Television Broadcasting (0.65%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (6)	$2,260,000	1,969,025	0.65%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.06%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$8,001,000	6,278,465	2.06%

Wired Telecommunications Carriers (2.71%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (6)	$7,280,000	7,789,600	2.56%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (2), (5), (6)	€14,859,062	470,549	0.15%
Total Wired Telecommunications Carriers		8,260,149

Total Other Corporate Debt Securities (Cost $71,222,691)		41,028,264

Total Debt Investments (Cost $198,144,088)		147,406,203

Equity Securities (31.47%)
Activities Related to Credit Intermediation (11.94%)
Online Resources Corporation, Common Stock (2), (3), (7)	549,555	1,335,419	0.44%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (3), (6), (7)	22,255,193	35,051,928	11.50%
Total Activities Related to Credit Intermediation		36,387,347

Alumina and Aluminum Production and Processing (0.26%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (4), (6)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (4), (6)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (3), (4), (6)	910	243,223	0.08%
Revere Leasing, LLC, Class B Units (2), (3), (4), (6)	2,060	551,076	0.18%
Total Alumina and Aluminum Production and Processing		794,299

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (2), (6)	156	1,716	-

Business Support Services (0.23%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	47,381	703,134	0.23%

Communications Equipment Manufacturing (7.59%)
Dialogic, Inc., Common Stock (2), (3), (6), (7)	607,388	377,006	0.12%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6), (7)	2,492,582	1,016,143	0.33%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6), (7)	116,474	6,119,753	2.01%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (3), (5), (6), (7)	11,530,912	15,644,339	5.13%
Total Communications Equipment Manufacturing		23,157,241

Data Processing, Hosting, and Related Services (0.80%)
GXS Holdings, Inc., Common Stock (2), (6)	490,407	49	-
GXS Holdings, Inc., Series A Preferred Stock (2), (6)	9,299	2,435,057	0.80%
Total Data Processing, Hosting, and Related Services		2,435,106

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments
Equity Securities (continued)
Depository Credit Intermediation (0.20%)
Doral Financial Corporation, Common Stock (2)	401,799	$602,699	0.20%

Electric Power Generation, Transmission and Distribution (0.27%)
La Paloma Generating Company, Residual Bank Debt Claim (2), (6)	931,258	26,075	0.01%
Mach Gen, LLC, Common Units (2), (6)	9,740	803,550	0.26%
Total Electronic Power Generation, Transmission and Distribution		829,625

Electronic Shopping and Mail-Order Houses (0.15%)
Shop Holding, LLC, Class A Units (2), (6)	174,754	341,437	0.11%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	116,502	111,135	0.04%
Total Electronic Shopping and Mail-Order Houses		452,572

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	23	13,548	-

Oil and Gas Extraction (0.63%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (3), (6), (7)	121	1,915,199	0.63%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (2), (6)	1,785	8,461	-
Bally Total Fitness Holding Corporation, Warrants (2), (6)	3,218	-	-
Total Other Amusement and Recreation Industries		8,461

Other Electrical Equipment and Component Manufacturing (0.98%)
EPMC HoldCo, LLC, Membership Units (3), (6), (7)	854,400	2,981,856	0.98%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (3), (4), (6)	31,020,365	-	-

Radio and Television Broadcasting (0.01%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (6)	1,503,575	6,311	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (6)	475,933	8,277	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (6)	518,563	40,444	0.01%
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (6)	297,228	8,077	-
Total Radio and Television Broadcasting		63,109

Scheduled Air Transportation (1.08%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (3), (6), (7)	157	1,631,054	0.54%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (3), (6), (7)	153	1,632,603	0.54%
Total Scheduled Air Transportation		3,263,657

Semiconductor and Other Electronic Component Manufacturing (0.57%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	1,934,209	1,740,788	0.57%

Wired Telecommunications Carriers (6.76%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	77,590	1,513,781	0.50%
Integra Telecom, Inc., Common Stock (2), (6)	4,777,651	19,020,270	6.25%
Integra Telecom, Inc., Warrants (2), (6)	1,300,529	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (2), (5), (6)	1,779,000	22,535	0.01%
Total Wired Telecommunications Carriers		20,556,586

Total Equity Securities (Cost $139,803,319)		95,906,943

Total Investments (Cost $337,947,407) (8)		243,313,146

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Cash and Cash Equivalents (20.18%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.09%, Collateralized by FHLB Discount Note	$14,000,000	$14,000,000	4.59%
American Express Credit Corporation, Commercial Paper, 0.03%, due 7/11/12	$13,999,883	13,999,883	4.59%
Toyota Motor Credit, Commercial Paper, 0.10%, due 7/13/12	$13,999,533	13,999,533	4.59%
Union Bank of California, Commercial Paper, 0.10%, due 7/2/12	$13,999,961	13,999,961	4.59%
Cash Denominated in Foreign Currencies	€43,900	55,608	0.02%
Cash Held on Account at Various Institutions (9)	$5,467,769	5,467,769	1.80%
Total Cash and Cash Equivalents		61,522,754

Total Cash and Investments		$304,835,900	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing security.

(3)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended June 30, 2012 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$-	$-	$-	$8,128,695	$473,918
Dialogic, Inc., Common Stock	-	-	-	377,006	-
Dialogic, Inc., Convertible Notes ($0.87 Conversion Price), 1%, due 8/15/12	-	409,666	-	333,878	910
Dialogic, Inc., Convertible Notes ($1 Conversion Price), 1%, due 8/15/12	-	4,491,516	-	3,660,585	9,981
Dialogic, Inc., Warrants to Puchase Common Stock	-			1,016,143	-
EPMC HoldCo, LLC, Membership Units	3,750,816	-	(467,869)	2,981,856	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	3,225,861	-	-	6,119,753	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	15,846,246	-	-	15,644,339	-
Online Resources Corporation, Common Stock	1,401,365	-	-	1,335,419	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	33,293,769	-	-	35,051,928	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	12,553,428	2,308,299	-	13,144,995	1,016,603
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	560,762		(30,587)	530,175	36,305
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13	228,100	-	-	-	4,106
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	760
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	3,515,816	536,245	-	4,148,732	281,935
Revere Leasing, LLC, Class A Units	253,492	-	(10,268)	243,223	-
Revere Leasing, LLC, Class B Units	574,342	-	(23,243)	551,076	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13	1,350,677	801,762	-	6,267,358	802,207
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	3,165,418	-	(374,717)	2,785,375	239,476
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	3,264,691	-	(363,399)	2,898,862	242,780
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	1,091,126	374,717	(298,230)	1,631,054	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	1,067,132	363,399	(293,067)	1,632,603	-
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	6,371,175	1,616,388	-	8,918,594	896,265
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 4/23/14	-	305,077	-	305,077	8,595
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	5,160,400	-	-	5,665,800	423,568
Woodbine Intermediate Holdings, LLC, Membership Units	844,816	-	-	1,915,199	-

(4)	Issuer is a controlled company.

(5)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(6)	Restricted security.

(7)	Investment is not a controlling position.

(8)	Includes investments with an aggregate fair value of $4,474,259 that have been segregated to collateralize certain unfunded commitments.

(9)	Includes $65,000 posted as collateral against swaps.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $35,029,758 and $57,195,604, respectively.

Aggregate purchases include investment assets received as payment in kind. Aggregate sales include principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $339,131,467. Net unrealized depreciation aggregated $95,714,118, of which $42,094,495 related to appreciated investments and $137,808,613 related to depreciated investments.

The total value of restricted securities and bank debt as of June 30, 2012 was $218,820,042, or 71.78% of total cash and investments of the Registrant.

Derivative instruments at June 30, 2012 were as follows:

	Contracts or
Instrument	Notional Amount	Fair Value

Call Options on Light Crude Oil Futures, $110, Expiring 11/13/12	138	$111,780
Call Options Written on Light Crude Oil Futures, $150, Expiring 11/13/12	138	$(12,420)
Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expiring 2/5/13	$1,318,445	$4,843
Foreign Currency Forward Exchange Contract, Sell EUR vs. USD for Settlement 8/20/12	€160,890	(3,040)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At June 30, 2012, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities

1	Quoted prices in active markets for identical assets	$-	$6,308,850	$3,828,904
2	Other observable market inputs*	10,260,448	30,156,779	1,915,199
3	Independent third-party pricing sources that employ significant unobservable inputs	94,037,603	4,465,012	85,142,848
3	Internal valuations with significant unobservable inputs	2,079,888	97,622	5,019,993
Total		$106,377,939	$41,028,263	$95,906,944

 * E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended June 30, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$106,576,272	$4,445,487	$84,512,320
Net realized and unrealized gains (losses)	2,361,760	(1,430,761)	2,693,461
Acquisitions	17,163,219	4,901,182	738,112
Dispositions	(32,063,648)	(3,450,896)	(2,801,045)
Ending balance	$94,037,603	$4,465,012	$85,142,848

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$953,899	$(524,042)	$2,505,161

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,275,436	$97,622	$5,256,122
Net realized and unrealized gains (losses)	-	-	(228,788)
Acquisitions	89,307	-	851,428
Dispositions	(258,687)	-	(884,937)
Reclassifications within Level 3†	(26,168)	-	26,168
Ending balance	$2,079,888	$97,622	$5,019,993

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(6,353)	$-	$(228,788)

† Comprised of claims in the liquidation of a portfolio company that were reclassified as equity.

During the nine months ended June 30, 2012, one investment with a beginning of period fair value of $1,081,605 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Acquisition date and cost of restricted securities of unaffiliated issuers held at June 30, 2012 were as follows:

Investment	Acquisition Date	Cost
Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,138,128
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	7,123,990
La Paloma Generating Company, Residual Bank Debt Claim	2/2/05	1,071,237
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	1,933,800
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	2,439,543
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/27/07	18,941,830
Precision Holdings, LLC, Class C Membership Interests	9/30/10	962
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	4/4/06	6,588,684
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	4/11/11	49,194
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	4/11/11	64,521
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	4/11/11	315,267
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	4/11/11	62,961
Shop Holding, LLC, Class A Units	6/2/11	164,961
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	648,485
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960

ITEM 2.	CONTROLS AND PROCEDURES.

(a)        The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	August 29, 2012

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	August 29, 2012